Commitments and Contingencies (Details) ¥ in Millions, $ in Billions	Oct. 22, 2026 CNY (¥)	Sep. 12, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Commitments and Contingencies [Line items]
Equity investment | $			$ 1
Forecast [Member]
Commitments and Contingencies [Line items]
Cash deposit into escrow	¥ 13.5
Subsequent Event [Member]
Commitments and Contingencies [Line items]
Cash deposit into escrow		¥ 13.5
Operating Lease Agreements for Offices [Member]
Commitments and Contingencies [Line items]
Operating leases initial terms			1 year